GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [table]
Goodwill	$ 1,080	$ 1,041
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,080	1,041
Discount Rate used in Current Estimate of Value in Use, Projection Period	10 years
Growth rate used to extrapolate cash flow projections	3.00%
Recoverable amount of asset or cash-generating unit	$ 4,185	4,230
Amount by which unit's recoverable amount exceeds its carrying amount	$ 4,045	$ 4,002
Discount rate used in current measurement of fair value less costs of disposal	7.80%
Discount rate (percent)	9.50%	7.90%
Discount rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	10.00%
Long-term growth rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	2.30%
Terminal capitalization rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	8.20%
Center Parcs UK
Disclosure of reconciliation of changes in goodwill [table]
Goodwill	$ 824	$ 799
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	824	799
IFC Seoul
Disclosure of reconciliation of changes in goodwill [table]
Goodwill	240	226
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 240	$ 226